SCHEDULE OF INCOME TAX EXPENSE BENEFIT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Current income tax expense					$ 3,095
Deferred income tax expense
Income tax expense					3,095
Reconciliation of Statutory Tax Benefit to Income Tax Expense			(34,880,734)
CIMG and Wewin [Member]
Income tax expense					3,095
Tax benefit at statutory U.S. federal rate (21%)			(7,326,257)		(1,026,367)	(1,884,274)
Effect of different tax rates applicable to subsidiaries			28,831
Effect of unrecognized deductible temporary differences			(6,643,087)
Effect of tax loss carryforwards			$ 13,940,513
Loss before income tax					(4,887,460)	(8,972,735)
Non-deductible expenses					159,559
Foreign rate differential					223,781
Change in valuation allowance					$ 646,122	$ 1,884,274